Subsequent Events: (Details Textual) - USD ($)			1 Months Ended					8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2015	Oct. 14, 2015	May. 08, 2015	Feb. 19, 2015	Jan. 28, 2015	Dec. 31, 2014	Dec. 30, 2014	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					202,673			285,051
Common Stock, Par Or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Private Placement		$ 20,000,000
Number Of Warrants Exercised									196,072		16,666
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.83	$ 2.83			$ 1.00
Maximum Market Value To Be Maintain In Stock Market								$ 35,000,000	$ 35,000,000
Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 1.50
Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			62,072		134,000
Proceeds from Issuance of Private Placement			$ 232,770		$ 760,023		$ 300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Line of Credit				$ 5,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.12
Description of Deposit Account Control Agreements		Notes provide for distribution of the proceeds held pursuant to the Deposit Account Control Agreements as follows: $500,000 upon the initial filing of a registration statement pursuant to the Registration Rights Agreement described below; $1.0 million upon a public announcement by the Company that the Companys initial Phase I clinical trial in the United Kingdom resulted in no safety concerns to enable the Company to continue clinical studies; $2.0 million on the 30th trading day following thedate the registration statement becomes effective;and the balance to be disbursed at the rate of $1.0 million per month on the first trading day of each calendar month following the later of (1) the date on which the Company obtains stockholder approval of the issuance of the Notes and the shares issuable pursuant thereto in compliance with Nasdaq Listing Rules and (2) the 60th trading day following the earlier to occur of (A) an effective registration statement covering the resale of all the shares issuable upon conversion of the Notes and (B) the eligibility of the shares issuable pursuant to the Notes for sale without restriction under Rule 144 and without the need for registration.
Amount Released From Control Account Into Unrestricted Cash	$ 1,000,000
Debt Instrument, Convertible, Conversion Price		$ 1.12
Debt Instrument, Interest Rate Terms		Notes will bear interest at 8% per annum (or 15% per annum during an event of default) with interest payable monthly in arrears on the Installment Dates and on conversion dates.
Minimum Amount of Daily Trading Volume		$ 150,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		446,429
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of Volume Weighted Average Price Of Common Stock		0.45%
Subsequent Event [Member] | Closing of Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement		$ 1,000,000
Subsequent Event [Member] | Subject To Deposit Account Control [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement		19,000,000
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement		20,000,000
Debt Instrument, Face Amount		$ 20,000,000
Debt Instrument, Maturity Date		Oct. 15, 2018
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.66
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement					$ 760,023	$ 300,000				$ 300,000
Seven Accredited Investors [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					5,066,825
Common Stock, Par Or Stated Value Per Share					$ 0.0001
Shares Issued, Price Per Share					$ 0.15
Number Of Warrants Exercised					4,208,413
Investment Warrants, Exercise Price					$ 0.15
Expire Date Of Warrants Exercised					Jan. 27, 2022
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value				$ 4,200,000
Certain of Investors [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					3,350,000
Shares Issued, Price Per Share					$ 0.15
Investment Warrants, Exercise Price					$ 0.15
Nasdaq Stock Market [Member]
Subsequent Event [Line Items]
Maximum Market Value To Be Maintain In Stock Market								$ 35,000,000	$ 35,000,000